PENSION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assumptions used
Assumed discount rate	3.40%	3.10%
Estimated salary increasing rate	4.40%	4.50%
Retirement benefit obligations [Member]
Benefit obligation activity
Beginning balance	$ 7.1	$ 6.5
Current service cost	1.7	2.3
Payment of severance	(0.1)	(0.7)
Transferred-in from affiliated company	2.0	1.4
Transferred-out to affiliated company	(0.6)	(1.0)
Transfer of business		(1.5)
Unrealized actuarial losses	0.2	0.3
Effect of foreign currency translation	1.1	(0.2)
Ending Balance	11.4	$ 7.1
Other employee benefit obligations [Member]
Benefit obligation activity
Ending Balance	$ 0.3